S000047073 [Member] Investment Risks - AB Global Core Equity Portfolio	Oct. 28, 2025
Foreign Non U S Risk [Member]
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Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk [Member]
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Emerging Market Risk: Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Sector Risk [Member]
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Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Currency Risk [Member]
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•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Management Risk [Member]
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Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Market Risk [Member]
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Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Risk Lose Money [Member]
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Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.